Summary of Significant Accounting Policies - Additional Information (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Landfill customer	Dec. 31, 2013 USD ($) Landfill customer	Dec. 31, 2012 USD ($) Landfill customer
Variable Interest Entity [Line Items]
Number of customers representing 5% or more of total revenue | customer			0	0	0
Revenues recognition percentage, more than 5%			5.00%	5.00%	5.00%
Number of customers representing 5% of more of total accounts receivable | customer			0	0
Percentage of accounts receivable, more than 5%			5.00%	5.00%
Leased landfill sold | Landfill				1
Post-closure period			30 years
Average period changes in historical consumer price index			20 years
Historical rate of consumer price index			2.50%
Weighted-average rate applicable to asset retirement obligations, minimum			6.40%
Weighted-average rate applicable to asset retirement obligations, maximum			10.50%
Active landfills | Landfill			42
Landfill impairments	$ 6,400,000	$ 0	$ 5,300,000	$ 25,500,000	$ 124,900,000
Number of landfill sites impaired | Landfill					1
Total interest cost	104,000,000	105,700,000	141,500,000	163,100,000	$ 49,400,000
Interest capitalized			1,600,000	600,000	300,000
Debt costs capitalized		1,200,000	1,300,000	22,900,000
Debt issuance costs written off			0	0	9,400,000
Amortization of debt issuance costs	14,500,000	14,000,000	15,100,000	12,600,000	5,000,000
Goodwill impairment charges			0	0	0
Impairments of intangible assets			2,700,000	600,000	0
Reclassification of selling, general, and administrative expenses	(110,400,000)	(115,600,000)	(154,900,000)	(170,900,000)	(101,000,000)
Operating expenses	$ 652,400,000	$ 673,000,000	$ 896,100,000	832,800,000	336,700,000
Restatement Adjustment [Member]
Variable Interest Entity [Line Items]
Reclassification of selling, general, and administrative expenses				6,900,000	3,500,000
Operating expenses				6,900,000	3,500,000
Deemed Permitted Airspace [Member]
Variable Interest Entity [Line Items]
Active landfills | Landfill			9
Landfill Site [Member]
Variable Interest Entity [Line Items]
Landfill impairments			$ 0	$ 0	$ 43,700,000